Accounts receivable, net (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 4,145,884	¥ 29,678,729	¥ 27,502,332
Less: allowance for credit loss	(480,722)	(3,441,300)	(4,030,967)
Accounts receivable, net	$ 3,665,162	¥ 26,237,429	¥ 23,471,365